Employee Costs - Summary of Compensation of the Directors and Senior Management (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Employees Benefit [abstract]
Wages and salaries	£ 31	£ 27	£ 21
Social security costs	5	3	4
Pension and other post-employment costs	2	3	3
Cost of share-based incentive plans	28	27	23
Key management personnel compensation	£ 66	£ 60	£ 51